Income Taxes (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
Balance at beginning of period	$ 143.9	$ 122.8	$ 119.6
Additions for current year tax positions	12.0	6.3	17.4
Additions for prior year tax positions	0.0	63.8	31.9
Reductions for settlements with tax authorities	(111.4)	0.0	(46.1)
Reductions for expirations of statutes of limitations	0.0	(49.0)	0.0
Balance at end of period	$ 44.5	$ 143.9	$ 122.8